Fair Value Measurement - Summary of Financial Instruments Carried On Consolidated Balance Sheet at Fair Value (Parenthetical) (Detail) - At fair value [member] - CAD ($) $ in Millions	Jan. 31, 2020	Oct. 31, 2019
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Securities designated at FVTPL	$ 56	$ 56
Asset-backed securities designated at FVTPL	421	357
Deposits designated at FVTPL	10,535	10,458
Derivative instruments	636	643
Other financial liabilities at fair value	112	114
Other liabilities designated at FVTPL	$ 3	$ 12